SENTINEL MID CAP VALUE FUND (Prospectus Summary): | SENTINEL MID CAP VALUE FUND
Sentinel Mid Cap Value Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated August 18, 2011

to the Prospectus dated March 30, 2011, as supplemented to date

Sentinel Mid Cap Value Fund

In addition, effective August 18, 2011, Sentinel Asset Management, Inc. has contractually agreed to waive advisory fees paid by the Mid Cap Value Fund at an annual rate equal to 0.15% of the first $50 million of the Fund’s average daily net assets and 0.10% on the next $50 million of such assets.  The agreement terminates on November 30, 2013.

The Annual Fund Operating Expense table in the section of the Prospectus titled “Fund Summaries – Mid Cap Value Fund – Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses SENTINEL MID CAP VALUE FUND		CLASS A	CLASS C	CLASS I
Management Fee		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses		0.44%	0.40%	0.19%
Total Annual Fund Operating Expenses		1.49%	2.15%	0.94%
Fee Waiver and/or Expense Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)
Total Annual Operating Expense After Fee Waiver and/or Expense Reimbursement	[1]	1.42%	2.08%	0.87%
[1]	The Fund’s investment adviser has agreed, effective August 18, 2011, to waive advisory fees paid by the Fund at an annual rate equal to 0.15% of the first $50 million of the Fund’s average daily net assets and 0.10% on the next $50 million of such assets.This agreement shall terminate on November 30, 2013.This agreement may be terminated by a vote of the majority of the directors of the Fund, including the majority of the non-interested directors of the Fund.

The section of the Prospectus titled “Fund Summaries – Mid Cap Value Fund – Principal Investment Strategies” is modified to read in its entirety :
Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies.  For this purpose, mid-capitalization stocks are stocks of companies whose market capitalizations, at the time of purchase, are within the range from the lowest market capitalization of a stock that is included in the Standard & Poor's MidCap 400 Index or the Russell Midcap Index, up to and including the market capitalization of the largest company included in either of such indices. As of June 30, 2011, companies included in either the Standard & Poor's MidCap 400 Index or the Russell Midcap Index had market capitalizations between $517.8 million and $218.6 billion.  The Fund will generally invest in securities issued by U.S. companies, but may also invest to a lesser extent in securities of non-U.S. companies.

In selecting investments for the Fund, Crow Point Partners, LLC ("Crow Point"), the Fund's investment sub-adviser, first identifies themes it believes will drive investment returns for a prolonged period of time.  It then identifies the stocks that it believes are closely tied to those themes that are also trading at discounts to their expected future cash flows.  Crow Point then applies additional screens,  focusing on dividends and valuation measurements such as low price/earnings to growth ratios, high free cash flow yields, and enterprise value to cash flow ratios.  Crow Point may invest in stocks that do not pay dividends, but only after giving consideration to the company’s fit within a particular investment theme and its valuation profile.  Other investment considerations include, but are not limited to, potential catalysts that may trigger a change in market perception, a long period of stock underperformance, increasing insider ownership, improving industry dynamics, a lack of sell-side research coverage, and high rates of a stock’s short interest.  In addition, Crow Point may occasionally invest in companies that it considers to be “turnarounds” and whose results have been poor due to conditions that Crow Point believes are temporary.  Crow Point may also occasionally invest in a company or industry that is out of favor, or in a company whose stock price has dropped beyond what Crow Point believes to be fair value for the business.

Up to 25% of the Fund’s assets may be invested in securities within a single industry.  The Fund is classified as a “non-diversified” Fund, and therefore, Crow Point may hold a relatively small number of issues, thus increasing the importance of each holding.

Crow Point will generally sell a security if it has fallen more than 20% from its reference price without a clear and acceptable explanation (such as a sharp decline in the overall market).  In addition, securities may be sold when the original reasons for purchase no longer apply or have become less meaningful (for example: a dividend cut or an unexplained decrease in the rate of dividend increases; a valuation that becomes less attractive; earnings that appear uncertain; an expected catalyst has occurred, or a new idea appears more attractive).  Securities may also be sold to meet redemptions.